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                               ING INVESTORS TRUST

              ING GOLDMAN SACHS INTERNET TOLLKEEPER (SM) PORTFOLIO
                    ING MERCURY FUNDAMENTAL GROWTH PORTFOLIO
                     ING VAN KAMPEN EQUITY GROWTH PORTFOLIO

                     Supplement dated August 2, 2004 to the
              Adviser, Institutional, Service, and Retirement Class
                        Prospectuses dated April 30, 2004

ING GOLDMAN SACHS INTERNET TOLLKEEPER (SM) PORTFOLIO

          Effective August 1, 2004, certain non-fundamental aspects of the investment strategy and subsequently, the Portfolio's name, will change to allow the Portfolio to invest in the equity securities of companies that may benefit from the proliferation of technology ("Tollkeeper" company). All references to "ING Goldman Sachs Internet Tollkeeper (SM) Portfolio" are hereby deleted and replaced with "ING Goldman Sachs Tollkeeper (SM) Portfolio." Further, the "ING Goldman Sachs Internet Tollkeeper (SM) Portfolio" section beginning on page 24 of the Adviser, Institutional, and Service Class Prospectuses, and page 26 of the Retirement Class Prospectus is hereby amended as follows:

The "Principal Investment Strategy" section is deleted and replaced with the following:

          PRINCIPAL INVESTMENT STRATEGY

          The Portfolio invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at time of investment) in equity investments in "Tollkeeper" companies, which are high-quality technology, media, or service companies that adopt or use technology to improve cost structure, revenue opportunities, or competitive advantage. The Portfolio will provide shareholders with at least 60 days' prior notice of any changes in this investment strategy. The Portfolio seeks to achieve its investment objective by investing in equity investments of companies that the Portfolio Manager believes are well positioned to benefit from the proliferation of technology. In general, the Portfolio Manager defines a Tollkeeper company as a company with predictable, sustainable or recurring revenue streams. The Portfolio Manager anticipates that Tollkeeper companies may increase revenue by increasing "traffic" or customers and sales, and raising "tolls," or prices, and margins. The Portfolio Manager does not define companies that are capital intensive, low margin businesses as Tollkeepers (although the Portfolio may invest in such companies as part of the Portfolio's 20% basket of securities which are not or may not be defined as Tollkeepers).

          The Portfolio Manager believes that the characteristics of many Tollkeeper companies should enable them to grow consistently their businesses. Such characteristics include:

               -    Strong brand name;
               -    Dominant market share;
               -    Recurring revenue streams;
               -    Free cash flow generation;
               -    Long product life cycle;
               -    Enduring competitive advantage; and
               -    Excellent management.

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          The Internet is an example of a technology that the Portfolio Manager believes will drive growth for many Tollkeeper companies. The Internet's significant impact on the global economy has changed and will continue to change the way many companies operate. Business benefits of the Internet include global scalability, acquisition of new clients, new revenue sources, and increased efficiencies. Tollkeeper companies adopting Internet technologies to improve their business model include technology, media and service companies.

          Due to its focus on technology, media and service companies, the Portfolio's investment performance will be closely tied to many factors that affect technology, media and service companies. These factors include intense competition, consumer preferences, problems with product compatibility and government regulation. Tollkeeper securities may experience significant price movements caused by disproportionate investors optimism or pessimism with little or no basis in fundamental economic conditions. As a result, the Portfolio's net asset value is more likely to have greater fluctuation than that of a portfolio that is more diversified or invests in other industries.

          The Portfolio Manager may temporarily change its usual strategies if it believes economic conditions make it necessary to try to protect the Portfolio from potential loss. In this case, the Portfolio may invest more significantly in U.S. government securities, repurchase agreements collateralized by U.S. government securities, CD's, bankers' acceptances, repurchase agreements, commercial paper, bank instruments, and non-convertible preferred stocks or corporate bonds with a maturity of less than one year, which may prevent the Portfolio from achieving its investment goal.

          The Portfolio may change any of these investment policies (including its objective) without shareholder approval.

ING MERCURY FUNDAMENTAL GROWTH PORTFOLIO

     Effective August 6, 2004, certain non-fundamental aspects of the investment strategy, the comparative index, the portfolio manager, and subsequently, the Portfolio's name, will change to allow the Portfolio to invest primarily in the equity securities of large capitalization U.S. companies that have above average earnings prospects. All references to "ING Mercury Fundamental Growth Portfolio" are hereby deleted and replaced with "ING Mercury Large Cap Growth Portfolio." Further, the "ING Mercury Fundamental Growth Portfolio" section beginning on page 38 of the Adviser and Service Class prospectuses, page 39 of the Institutional Class Prospectus, and page 12 of the Retirement Class Prospectus is hereby amended as follows:

     1. The "Principal Investment Strategy" section is deleted and replaced with the following:

          PRINCIPAL INVESTMENT STRATEGY

          The Portfolio invests at least 80% of its assets in equity securities of large capitalization companies. The Portfolio will provide shareholders with at least 60 days' prior notice of any changes in this investment strategy. The Portfolio will invest primarily in equity securities of companies located in the United States that the Portfolio Manager believes have good prospects for earnings growth.

          The Portfolio seeks to achieve its objective by investing at least 80% of its assets in common stock of companies the Portfolio Manager selects from among those which, at the time of

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          purchase, are included in the Russell 1000(R) Growth Index. Using quantitative models that employ various factors, the Portfolio seeks to outperform the Russell 1000(R) Growth Index by investing in equity securities that the Portfolio Manager believes have above average earnings prospects. The Russell 1000(R) Growth Index (which consists of those Russell 1000(R) securities with a greater than average growth orientation) is a subset of the Russell 1000(R) Index.

          In selecting securities for the Portfolio from its benchmark universe, the Portfolio Manager uses a proprietary quantitative model that employs three filters in its initial screen: earnings momentum, earnings surprise and valuation. The Portfolio Manager looks for strong relative earnings growth, preferring internal growth and unit growth over growth resulting from a company's pricing structure. A company's stock price relative to its earnings and book value is also examined - if the screening is done, the Portfolio Manager relies on fundamental analysis, using both internal and external research, to optimize its quantitative model to choose companies the Portfolio Manager believes have strong, sustainable growth with current momentum at attractive price valuations.

          Because the Portfolio generally will not hold all the stocks in the index, and because the Portfolio's investments may be allocated in amounts that vary from the proportional weightings of the various stocks in the index, the Portfolio is not an "index" fund. In seeking to outperform the relevant benchmark, however, the Portfolio Manager reviews potential investments using certain criteria based on the securities in the index. These criteria currently include the following:

               -    Relative prices to earnings and prices to book ratios;
               -    Stability and quality of earnings momentum and growth;
               -    Weighted median market capitalization of the Portfolio; and
               - Allocation among the economic sectors of the Portfolio, as compared to the Russell 1000(R) Growth Index.

          The Portfolio may invest up to 10% of its total assets in securities issued by foreign companies. Securities of foreign companies may be in the form of American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") or other securities representing interests in securities of foreign companies. The Portfolio may also engage in derivatives for hedging purposes and lend portfolio securities.

          The Portfolio will normally invest a portion of its assets in short-term debt securities, such as commercial paper. The Portfolio may also invest without limitation in short-term debt securities (including repurchase agreements), non-convertible preferred stocks and bonds, or government and money market securities when the Portfolio Manger is unable to find enough attractive equity investments and to reduce exposure to equities when the Portfolio Manager believes it is advisable to do so on a temporary basis. Investment in these securities may also be used to meet redemptions.

          When the Portfolio Manager anticipates unusual market or other conditions, the Portfolio may temporarily depart from its principal investment strategies as a defensive measure. To the extent that the Portfolio invests defensively, the Portfolio likely will not achieve its investment objective.

     2. "Small Company Risk" is deleted from the list of principal risks found in the "Principal Risks" section.

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     3.   The fourth paragraph and "Average Annual Total Return*" chart of the
          "Performance" section is deleted and replaced with the following:

          FOR THE ADVISER CLASS PROSPECTUS:

          The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of the Russell 1000(R) Growth Index and the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index"). The Russell 1000(R) Growth Index measures the performance of 1000 of the largest U.S. domiciled companies. The S&P 500 Index is a widely recognized, unmanaged index consisting of 500 U.S. stocks. The Russell 1000(R) Growth Index is intended to be the comparative index for the Portfolio. The Portfolio Manager has determined that the Russell 1000(R) Growth Index is a more appropriate index than the S&P 500 Index for use as a comparative index since it more closely reflects the performance of the securities in which the Portfolio invests. It is not possible to invest directly in the indices.

                          AVERAGE ANNUAL TOTAL RETURN*

                                                            1 YEAR     09/09/02
                                                                      (INCEPTION)
               Class A Returns*                             26.71%     15.77%
               Russell 1000(R) Growth Index                 29.75%     17.94%(1)
               S&P 500 Index                                28.71%     17.80%(1)

          *The performance information presented above is as of December 31 for each year or period.
          (1) Index return is for the period beginning September 1, 2002.

          FOR THE INSTITUTIONAL CLASS PROSPECTUS:

          The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of the Russell 1000(R) Growth Index and the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index"). The Russell 1000(R) Growth Index measures the performance of 1000 of the largest U.S. domiciled companies. The S&P 500 Index is a widely recognized, unmanaged index consisting of 500 U.S. stocks. The Russell 1000(R) Growth Index is intended to be the comparative index for the Portfolio. The Portfolio Manager has determined that the Russell 1000(R) Growth Index is a more appropriate index than the S&P 500 Index for use as a comparative index since it more closely reflects the performance of the securities in which the Portfolio invests. It is not possible to invest directly in the indices.

                          AVERAGE ANNUAL TOTAL RETURN*

                                                            1 YEAR      5/1/02
                                                                      (INCEPTION)
               Class S Returns*                             26.96%       1.31%
               Russell 1000(R) Growth Index                 29.75%       2.73%
               S&P 500 Index                                28.71%       3.82%

          * Class I shares had not commenced operations in 2003 and therefore do not have a full calendar year of performance for 2003. The performance information presented above is as of December 31 for each year or period for Class S shares. The bar chart and performance table above reflect the returns of the Portfolio's Class S shares, which commenced operations on May 1, 2002. Class S shares are not offered in the Prospectus. If they had been offered, Class I shares would have had substantially similar annual returns as the Class S shares because the classes are invested

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          in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class I shares have different expenses.

          FOR THE RETIREMENT CLASS PROSPECTUS:

          The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of the Russell 1000(R) Growth Index and the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index"). The Russell 1000(R) Growth Index measures the performance of 1000 of the largest U.S. domiciled companies. The S&P 500 Index is a widely recognized, unmanaged index consisting of 500 U.S. stocks. The Russell 1000(R) Growth Index is intended to be the comparative index for the Portfolio. The Portfolio Manager has determined that the Russell 1000(R) Growth Index is a more appropriate index than the S&P 500 Index for use as a comparative index since it more closely reflects the performance of the securities in which the Portfolio invests. It is not possible to invest directly in the indices.

                          AVERAGE ANNUAL TOTAL RETURN*

                                                            1 YEAR      5/1/02
                                                                      (INCEPTION)
               Class S Returns*                             26.53%       0.96%
               Russell 1000(R) Growth Index                 29.75%       2.73%
               S&P 500 Index                                28.71%       3.82%

          * Class R shares had not commenced operations in 2003 and therefore do not have a full calendar year of performance for 2003. The bar chart and performance table above is as of December 31 for each year or period and reflect the returns of the Portfolio's Class S shares, which commenced operations on May 1, 2002, revised to reflect the higher expenses of Class R shares. Class S shares are not offered in this Prospectus. If they had been offered, Class R shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class R shares have different expenses.

          FOR THE SERVICE CLASS PROSPECTUS:

          The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of the Russell 1000(R) Growth Index and the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index"). The Russell 1000(R) Growth Index measures the performance of 1000 of the largest U.S. domiciled companies. The S&P 500 Index is a widely recognized, unmanaged index consisting of 500 U.S. stocks. The Russell 1000(R) Growth Index is intended to be the comparative index for the Portfolio. The Portfolio Manager has determined that the Russell 1000(R) Growth Index is a more appropriate index than the S&P 500 Index for use as a comparative index since it more closely reflects the performance of the securities in which the Portfolio invests. It is not possible to invest directly in the indices.

                          AVERAGE ANNUAL TOTAL RETURN*

                                                            1 YEAR      5/1/02
                                                                      (INCEPTION)
               Class S Returns*                             26.96%       1.31%
               Russell 1000(R) Growth Index                 29.75%       2.73%
               S&P 500 Index                                28.71%       3.82%

          * The performance information presented above is as of December 31 for each year or period.

     4. The third paragraph of the "More on the Portfolio Manager" section is deleted and replaced with the following:

          The Portfolio is managed by a team of investment professionals that participates in the team's research process and stock selection. The senior investment professionals in this group include Robert C. Doll, Jr. and Dan Hanson. The team leader, Robert C. Doll, Jr., is responsible for the day-to-day management of the Portfolio. Mr. Doll has been the President of Mercury Advisors since 2001. He was Co-Head (Americas Region) of Mercury Advisors from 1999 to 2000. Prior to joining Mercury Advisors, he was Chief Investment Officer of OppenheimerFunds, Inc. in 1999 and an Executive Vice President thereof from 1991 to 1999.

ING VAN KAMPEN EQUITY GROWTH PORTFOLIO

          Effective June 30, 2004, William Auslander and Jeffrey Alvino will no longer serve as portfolio managers to the Portfolio; therefore, the second paragraph of the "More on the Portfolio Manager" section found on page 58 of the Adviser and Service Class, page 59 of the Institutional Class, and page 62 of the Retirement Class Prospectuses is deleted and replaced with the following:

          The Portfolio's assets are managed within Van Kampen's U.S. Growth Team. Current members of the team include Dennis Lynch, Managing Director; David Cohen, Executive Director; and Sam Chainani, Vice President.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.
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                               ING INVESTORS TRUST

              ING GOLDMAN SACHS INTERNET TOLLKEEPER (SM) PORTFOLIO
                    ING MERCURY FUNDAMENTAL GROWTH PORTFOLIO

                     Supplement dated August 2, 2004 to the
              Adviser, Institutional, Service, and Retirement Class
            Statements of Additional Information dated April 30, 2004


ING GOLDMAN SACHS INTERNET TOLLKEEPER (SM) PORTFOLIO

          Effective August 1, 2004, in connection with the non-fundamental strategy change that will allow the portfolio to invest in the equity securities of companies that may benefit from the proliferation of technology, the name of the portfolio has changed. All references to "ING Goldman Sachs Internet Tollkeeper(SM) Portfolio" are hereby deleted and replaced with "ING Goldman Sachs Tollkeeper(SM) Portfolio." Further, "Goldman Sachs Internet Tollkeeper" is deleted from the "Non-Fundamental Investment Policies" section continued on page 64 of the Adviser, Institutional, and Service Classes' Statement of Additional Information and on page 60 of the Retirement Class' Statement of Additional Information and replaced with the following:

          GOLDMAN SACHS TOLLKEEPER PORTFOLIO

          The Portfolio invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at time of investment) in equity investments in "Tollkeeper" companies, which are high-quality technology, media, or service companies that adopt or use technology to improve cost structure, revenue opportunities or competitive advantage. The Portfolio will provide shareholders with at least 60 days' prior notice of any changes in this investment strategy.

ING MERCURY FUNDAMENTAL GROWTH PORTFOLIO

          Effective August 6, 2004, in connection with the non-fundamental strategy change that will allow the portfolio to invest primarily in the equity securities of large capitalization U.S. companies that have above average earnings prospects, the name of the portfolio has changed. All references to "ING Mercury Fundamental Growth Portfolio" are hereby deleted and replaced with "ING Mercury Large Cap Growth Portfolio." Further, the following is added to the "Non-Fundamental Investment Policies" section continued page 65 of the Adviser, Institutional, and Service Classes' Statement of Additional Information and on page 61 of the Retirement Class' Statement of Additional Information:

          MERCURY LARGE CAP GROWTH

          The Portfolio invests at least 80% of its assets in equity securities of large capitalization companies. The Portfolio will provide shareholders with at least 60 days' prior notice of any changes in this investment strategy.


               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.